Interests in Associates - Summarized Financial Information of China Tower Corporation Limited and Reconciled to Carrying Amounts of Interests in Associates in Consolidated Financial Statements (Detail) - CNY (¥)
¥ in Millions
		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Current assets		¥ 73,005	¥ 71,550
Non-current assets		590,377	589,644
Current liabilities		258,920	275,408
Non-current liabilities		60,363	59,089
Operating revenues		377,124	366,229	¥ 352,534
Profit for the year		21,338	18,761	18,123
Other comprehensive income for the year		(95)	(552)	25
Total comprehensive income for the year		21,243	18,209	¥ 18,148
Reconcile to the Group's interests in the associate:
Non-controlling interests of the associate		(1,030)	(830)
China Tower [member]
Disclosure of associates [line items]
Current assets		31,799	30,517
Non-current assets		283,565	292,126
Current liabilities		114,759	150,438
Non-current liabilities		20,103	44,710
Operating revenues		71,819	68,665
Profit for the year		2,650	1,943
Other comprehensive income for the year		0	0
Total comprehensive income for the year		2,650	1,943
Dividend received from the associate		0	0
Reconcile to the Group's interests in the associate:
Net assets of the associate		180,502	127,495
Non-controlling interests of the associate		¥ 0	¥ 0
The Group's effective interest in the associate	[1]	20.50%	27.90%
The Group's share of net assets of the associate		¥ 37,003	¥ 35,571
Adjustment for the remaining balance of the deferred gain from the Tower Assets Disposal		(1,013)	(1,580)
Carrying amount of the interest in the associate in the consolidated financial statements of the Group		¥ 35,990	¥ 33,991

[1]	China Tower Corporation Limited ("China Tower") is established and operated in the PRC, and listed on the Main Board of The Stock Exchange of Hong Kong Limited on August 8, 2018. Income from investments in associates for the year ended December 31, 2018 includes: (a) a one-off gain amounting to RMB1,170 arising from the dilution of the Company's share in China Tower in respect of China Tower's listing including those released from the deferred gain from the Tower Assets Disposal; and (b) share of profits of associates.